Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 13—Employee Benefit Plans

The Company has a retirement savings plan, which qualifies as a deferred savings plan under section 401(k) of the Internal Revenue Code. All U.S. employees are eligible to participate in the savings plan and allowed to contribute up to 60% of their total compensation, not to exceed the maximum amount allowed by the applicable statutory prescribed limit. The Company is not required to contribute, nor has it contributed, to the savings plan for any of the periods presented.